Restatement of previously reported audited financial statements (Tables)	9 Months Ended
Sep. 30, 2020
Restatement Of Previously Reported Audited Financial Statements [Abstract]
Disclosure of detailed information about effects of restatement adjustments on consolidated statements of financial position [Table Text Block]
	As at		As at
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
Other assets	$-	$150,000	$150,000
Non-current assets	$254,594	$150,000	$404,594
Total assets	$550,087	$150,000	$700,087
Deficit	$(2,686,799)	$150,000	$(2,536,799)
Total shareholders' equity (deficit)	$(381,396)	$150,000	$(231,396)
Total liabilities and shareholders' equity (deficit)	$550,087	$150,000	$700,087

Disclosure of detailed information about effects of restatement adjustments on consolidated statements of net loss and comprehensive loss [Table Text Block]
	Year ended		Year ended
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
General and administrative expenses	$547,990	$(150,000)	$397,990
Total operating expenses	$1,588,376	$(150,000)	$1,438,376
Operating loss	$(1,164,329)	$150,000	$(1,014,329)
Loss before income taxes	$(1,297,280)	$150,000	$(1,147,280)
Net loss and comprehensive loss	$(1,297,280)	$150,000	$(1,147,280)
Net loss per share	$(5.21)	$150,000	$(4.61)

Disclosure of detailed information about effects of restatement adjustments on consolidated statements of cash flows [Table Text Block]
	Twelve months ended		Twelve months ended
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
Net loss per share	$(1,297,280)	$150,000	$(1,147,280)
Changes in non-cash working capital items	$8,425	$(150,000)	$(141,575)